List of subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
List of subsidiaries
Schedule of list of subsidiaries

	Ownership Interest	Ownership Interest
	June 30, 2023	December 31, 2022
Name	%	%
Flow Research S.L.	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
SGBOOST Limited	100	100
Lightmap Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipersonal LDA	100	—
Nexters Midasian FZ LLC	100	—
Nexters Finance Ltd	100	—
Nexters Lithuania UAB	100	—
Tourish Limited	100	—
	100	—

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2022	2021
Name	%	%
Flow Research S.L.	100	100
Nexters Studio LLC	—	100
Nexters Online LLC	—	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
SGBOOST Limited	100	100
Game Positive LLC	—	70
Lightmap Ltd	100	—
Lightmap LLC	—	—
Nexters Studio Armenia LLC	100	—
Nexters Studio Kazakhstan Ltd	100	—